INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Roll forward of investment in associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Balance at the beginning of the year	$ 1,288,641
Participation in the profit or loss of the period	2,191,477	$ 2,177,116	$ 4,002,967
Participation in Other Comprehensive Income	746,133	562,527	(3,162,875)
Dividends declared	(1,188,422)	(2,040,507)	(669,795)
Year-end balance	1,429,186	1,288,641
Associates
Disclosure of associates [line items]
Balance at the beginning of the year	1,288,641	1,419,296	1,170,435
Acquisitions	2,486	2,433	7,267
Participation in the profit or loss of the period	379,028	373,402	371,127
Participation in Other Comprehensive Income	15,329	(35,892)	81,730
Dividends declared	(314,504)	(363,466)	(301,895)
Entity liquidation		(282)
Exchange difference	58,206	(106,850)	90,632
Year-end balance	$ 1,429,186	$ 1,288,641	$ 1,419,296